UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON INVESTMENT COUNSEL

VARIABLE SOCIAL AWARENESS PORTFOLIO

FORM N-Q

MARCH 31, 2013

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 70.3%
CONSUMER DISCRETIONARY - 8.0%
Hotels, Restaurants & Leisure - 2.1%
Yum! Brands Inc.	14,160	$1,018,670

Multiline Retail - 1.6%
Target Corp.	11,060	757,057

Specialty Retail - 2.2%
TJX Cos. Inc.	22,370	1,045,798

Textiles, Apparel & Luxury Goods - 2.1%
V.F. Corp.	6,000	1,006,500

TOTAL CONSUMER DISCRETIONARY		3,828,025

CONSUMER STAPLES - 8.2%
Beverages - 0.8%
PepsiCo Inc.	4,680	370,235

Food & Staples Retailing - 2.3%
CVS Caremark Corp.	19,820	1,089,902

Food Products - 1.5%
Darling International Inc.	20,090	360,816	*
General Mills Inc.	7,920	390,535

Total Food Products		751,351

Household Products - 1.1%
Procter & Gamble Co.	6,702	516,456

Personal Products - 2.5%
Estee Lauder Cos. Inc., Class A Shares	19,170	1,227,455

TOTAL CONSUMER STAPLES		3,955,399

ENERGY - 9.4%
Energy Equipment & Services - 5.1%
National-Oilwell Varco Inc.	12,740	901,355
Schlumberger Ltd.	11,730	878,460
Tetra Technology Inc.	22,410	683,281	*

Total Energy Equipment & Services		2,463,096

Oil, Gas & Consumable Fuels - 4.3%
Apache Corp.	13,780	1,063,265
Hess Corp.	13,750	984,637

Total Oil, Gas & Consumable Fuels		2,047,902

TOTAL ENERGY		4,510,998

FINANCIALS - 10.7%
Capital Markets - 2.5%
State Street Corp.	20,170	1,191,845

Commercial Banks - 3.8%
U.S. Bancorp	32,590	1,105,779
Wells Fargo & Co.	19,200	710,208

Total Commercial Banks		1,815,987

Consumer Finance - 2.4%
American Express Co.	16,810	1,134,003

Insurance - 2.0%
Arch Capital Group Ltd.	18,750	985,687	*

TOTAL FINANCIALS		5,127,522

HEALTH CARE - 8.5%
Biotechnology - 1.0%
Gilead Sciences Inc.	10,060	492,236	*

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 1.4%
Covidien PLC	10,010	$679,078

Health Care Providers & Services - 4.0%
Express Scripts Holding Co.	16,330	941,424	*
UnitedHealth Group Inc.	17,160	981,724

Total Health Care Providers & Services		1,923,148

Health Care Technology - 2.1%
Cerner Corp.	10,450	990,138	*

TOTAL HEALTH CARE		4,084,600

INDUSTRIALS - 6.5%
Commercial Services & Supplies - 1.1%
Covanta Holding Corp.	25,010	503,952

Construction & Engineering - 1.4%
Quanta Services Inc.	23,100	660,198	*

Machinery - 2.6%
Danaher Corp.	15,030	934,115
Illinois Tool Works Inc.	5,310	323,591

Total Machinery		1,257,706

Road & Rail - 1.4%
Union Pacific Corp.	4,830	687,840

TOTAL INDUSTRIALS		3,109,696

INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 3.0%
Cisco Systems Inc.	27,150	567,707
QUALCOMM Inc.	12,600	843,570

Total Communications Equipment		1,411,277

Computers & Peripherals - 3.1%
Apple Inc.	2,010	889,686
NetApp Inc.	17,570	600,191	*

Total Computers & Peripherals		1,489,877

Internet Software & Services - 3.2%
eBay Inc.	11,400	618,108	*
Google Inc., Class A Shares	1,150	913,134	*

Total Internet Software & Services		1,531,242

IT Services - 1.8%
Accenture PLC, Class A Shares	11,580	879,733

Semiconductors & Semiconductor Equipment - 1.5%
Broadcom Corp., Class A Shares	20,730	718,709

TOTAL INFORMATION TECHNOLOGY		6,030,838

MATERIALS - 2.3%
Chemicals - 2.3%
Air Products & Chemicals Inc.	5,675	494,406
Potash Corp. of Saskatchewan Inc.	16,240	637,420

TOTAL MATERIALS		1,131,826

TELECOMMUNICATION SERVICES - 1.7%
Wireless Telecommunication Services - 1.7%
Crown Castle International Corp.	11,610	808,520	*

UTILITIES - 2.4%
Electric Utilities - 0.8%
Northeast Utilities	8,400	365,064

Water Utilities - 1.6%
American Water Works Co. Inc.	18,590	770,370

TOTAL UTILITIES		1,135,434

TOTAL COMMON STOCKS (Cost - $22,653,407)		33,722,858

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 0.5%
Nelnet Student Loan Trust, 2008-2 A4 (Cost - $231,479)	1.984%	6/26/34	$222,000	$235,548	(a)

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.1%
Banc of America Commercial Mortgage Inc., 2005-1 A4	5.077%	11/10/42	287,000	292,614	(a)
Commercial Mortgage Pass Through Certificates, 2007-C9 AAB	5.800%	12/10/49	148,939	159,229	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 2837 ED	5.000%	8/15/19	8,952	9,276
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/38	129,142	136,904
Federal Home Loan Mortgage Corp. (FHLMC), 4030 JA	3.500%	12/15/41	350,336	350,959
Federal National Mortgage Association (FNMA), 2011-053 CY	4.000%	6/25/41	39,030	41,942
Federal National Mortgage Association (FNMA), 2011-111 VA	4.000%	1/25/23	89,572	92,845
Government National Mortgage Association (GNMA), 2009-22 AG	4.000%	10/16/32	85,492	86,197
Government National Mortgage Association (GNMA), 2009-46 G	4.500%	9/20/34	189,507	194,461
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/38	205,135	211,950
Government National Mortgage Association (GNMA), 2010-56 BA	4.500%	2/20/36	267,746	276,013
Morgan Stanley Dean Witter Capital I Inc., 2001-TOP3 A4	6.390%	7/15/33	2,414	2,416
Wachovia Bank Commercial Mortgage Trust, 2007-C33 A3	5.926%	2/15/51	126,829	131,459	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,999,111)				1,986,265

CORPORATE BONDS & NOTES - 14.9%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.5%
Comcast Corp., Senior Notes	5.650%	6/15/35	200,000	232,529

CONSUMER STAPLES - 0.6%
Beverages - 0.6%
PepsiCo Inc., Senior Notes	5.000%	6/1/18	245,000	288,496

ENERGY - 1.2%
Energy Equipment & Services - 0.1%
FMC Technologies Inc., Senior Notes	2.000%	10/1/17	50,000	50,365

Oil, Gas & Consumable Fuels - 1.1%
Apache Corp., Senior Notes	5.250%	4/15/13	125,000	125,196
ONEOK Partners LP, Senior Notes	2.000%	10/1/17	50,000	50,581
Petrobras International Finance Co., Senior Notes	3.500%	2/6/17	250,000	258,748
Statoil ASA, Senior Notes	3.125%	8/17/17	70,000	75,972

Total Oil, Gas & Consumable Fuels				510,497

TOTAL ENERGY				560,862

FINANCIALS - 8.7%
Capital Markets - 1.0%
BlackRock Inc., Senior Notes	3.500%	12/10/14	160,000	168,101
BlackRock Inc., Senior Notes	4.250%	5/24/21	125,000	140,785
Goldman Sachs Group Inc., Senior Notes	3.625%	2/7/16	155,000	164,721

Total Capital Markets				473,607

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Banks - 3.4%
Bank of Montreal, Senior Notes	1.400%	9/11/17	$75,000	$75,193
Bank of Nova Scotia, Senior Notes	2.375%	12/17/13	110,000	111,551
Bank of Nova Scotia, Senior Notes	2.050%	10/7/15	100,000	103,099
Barclays Bank PLC, Senior Notes	5.000%	9/22/16	170,000	191,091
Fifth Third Bancorp, Senior Notes	3.625%	1/25/16	100,000	106,972
Rabobank Nederland NV, Notes	4.500%	1/11/21	350,000	392,742
Rabobank Nederland NV, Senior Notes	2.125%	10/13/15	170,000	175,189
SunTrust Banks Inc., Senior Notes	3.600%	4/15/16	175,000	187,533
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	100,000	114,399
Westpac Banking Corp., Senior Notes	4.200%	2/27/15	175,000	186,811

Total Commercial Banks				1,644,580

Consumer Finance - 1.1%
SLM Corp., Medium-Term Notes, Senior Notes	5.000%	10/1/13	400,000	408,000
Toyota Motor Credit Corp., Senior Notes	2.000%	9/15/16	125,000	129,535

Total Consumer Finance				537,535

Diversified Financial Services - 2.0%
Bank of America Corp., Senior Notes	5.625%	10/14/16	250,000	281,845
JPMorgan Chase & Co., Senior Notes	3.450%	3/1/16	200,000	212,781
National Rural Utilities Cooperative Finance Corp., Medium-Term Notes	8.000%	3/1/32	200,000	294,938
NYSE Euronext, Senior Notes	2.000%	10/5/17	140,000	143,285

Total Diversified Financial Services				932,849

Real Estate Investment Trusts (REITs) - 1.2%
Digital Realty Trust Inc., Senior Notes	5.250%	3/15/21	50,000	55,535
HCP Inc., Senior Notes	2.625%	2/1/20	250,000	251,975
Health Care REIT Inc., Senior Notes	3.625%	3/15/16	125,000	132,528
Simon Property Group LP, Senior Notes	4.200%	2/1/15	40,000	42,212
Simon Property Group LP, Senior Notes	4.125%	12/1/21	85,000	94,167

Total Real Estate Investment Trusts (REITs)				576,417

TOTAL FINANCIALS				4,164,988

HEALTH CARE - 1.7%
Biotechnology - 0.2%
Gilead Sciences Inc., Senior Notes	3.050%	12/1/16	110,000	117,843

Health Care Equipment & Supplies - 0.3%
Medtronic Inc., Senior Notes	3.000%	3/15/15	70,000	73,362
Stryker Corp., Senior Notes	3.000%	1/15/15	65,000	67,916

Total Health Care Equipment & Supplies				141,278

Health Care Providers & Services - 0.1%
UnitedHealth Group Inc., Senior Notes	1.400%	10/15/17	50,000	50,418

Pharmaceuticals - 1.1%
Merck & Co. Inc., Senior Notes	4.000%	6/30/15	130,000	140,067
Novartis Capital Corp., Senior Notes	4.125%	2/10/14	185,000	190,720
Wyeth, Notes	5.500%	2/15/16	165,000	187,544

Total Pharmaceuticals				518,331

TOTAL HEALTH CARE				827,870

INFORMATION TECHNOLOGY - 1.3%
Internet Software & Services - 0.2%
eBay Inc., Senior Notes	1.625%	10/15/15	125,000	128,245

Semiconductors & Semiconductor Equipment - 0.6%
Intel Corp., Senior Notes	1.350%	12/15/17	125,000	125,568
Texas Instruments Inc., Senior Notes	1.650%	8/3/19	150,000	149,999

Total Semiconductors & Semiconductor Equipment				275,567

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Software - 0.5%
Microsoft Corp., Senior Notes	2.950%	6/1/14	$80,000	$82,483
Microsoft Corp., Senior Notes	1.625%	9/25/15	160,000	164,543

Total Software				247,026

TOTAL INFORMATION TECHNOLOGY				650,838

MATERIALS - 0.5%
Chemicals - 0.5%
Potash Corp. of Saskatchewan Inc., Senior Notes	5.875%	12/1/36	200,000	238,955

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Verizon Communications Inc., Senior Notes	6.350%	4/1/19	150,000	184,308

TOTAL CORPORATE BONDS & NOTES (Cost - $6,632,552)				7,148,846

MORTGAGE-BACKED SECURITIES - 2.6%
FHLMC - 1.3%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/32	121,657	129,459
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/37	136,887	149,816
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	7/1/35-6/1/36	296,250	319,502
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.500%	8/1/36	12,224	13,532

Total FHLMC				612,309

FNMA - 1.3%
Federal National Mortgage Association (FNMA)	5.000%	5/1/18	95,180	102,968
Federal National Mortgage Association (FNMA)	6.000%	6/1/22-9/1/37	169,905	186,501
Federal National Mortgage Association (FNMA)	5.500%	1/1/24-6/1/36	253,542	277,234
Federal National Mortgage Association (FNMA)	6.500%	2/1/37	66,139	74,144

Total FNMA				640,847

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $1,143,108)				1,253,156

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.3%
U.S. Government Agencies - 2.2%
Federal Farm Credit Bank (FFCB), Bonds	2.070%	9/27/21	125,000	125,447
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.250%	10/2/19	75,000	74,586
Federal Home Loan Mortgage Corp. (FHLMC), Notes	2.375%	1/13/22	150,000	156,430
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	365,000	545,057
Federal National Mortgage Association (FNMA), Notes	1.150%	12/12/18	150,000	149,789

Total U.S. Government Agencies				1,051,309

U.S. Government Obligations - 2.1%
U.S. Treasury Bonds	3.500%	2/15/39	176,000	191,400
U.S. Treasury Bonds	4.375%	11/15/39	242,000	303,294
U.S. Treasury Notes	2.250%	11/30/17	70,000	75,015
U.S. Treasury Notes	2.625%	8/15/20	420,000	458,817

Total U.S. Government Obligations				1,028,526

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,803,487)				2,079,835

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $34,463,144)				46,426,508

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 2.9%
Commercial Paper - 0.2%
Toyota Motor Credit Corp. (Cost - $99,996)	0.120%	4/12/13	$100,000	$99,996	(b)

Repurchase Agreements - 2.7%
Interest in $925,000,000 joint tri-party repurchase agreement dated 3/28/13 with RBS Securities Inc.; Proceeds at maturity - $1,273,028; (Fully collateralized by various U.S. government agency obligations, 0.450% to 5.250% due 12/27/13 to 12/28/26; Market Value - $1,298,464) (Cost - $1,273,000)	0.200%	4/1/13	1,273,000	1,273,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,372,996)				1,372,996

TOTAL INVESTMENTS - 99.6% (Cost - $35,836,140#)				47,799,504
Other Assets in Excess of Liabilities - 0.4%				203,844

TOTAL NET ASSETS - 100.0%				$48,003,348

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

REIT	— Real Estate Investment Trust

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Investment Counsel Variable Social Awareness Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$33,722,858	—	—	$33,722,858
Asset-backed securities	—	$235,548	—	235,548
Collateralized mortgage obligations	—	1,986,265	—	1,986,265
Corporate bonds & notes	—	7,148,846	—	7,148,846
Mortgage-backed securities	—	1,253,156	—	1,253,156
U.S. government & agency obligations	—	2,079,835	—	2,079,835

Total long-term investments	$33,722,858	$12,703,650	—	$46,426,508

Short-term investments†	—	1,372,996	—	1,372,996

Total investments	$33,722,858	$14,076,646	—	$47,799,504

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

(d) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,076,588
Gross unrealized depreciation	(113,224)

Net unrealized appreciation	$11,963,364

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2013, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer
Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 24, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2013